PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following (in thousands):

		December 31,
	Estimated Useful Life	2021	2020
Property and equipment:
Leasehold improvements	Lesser of useful life or life of lease	$1,492	$1,479
Furniture and fixtures	5 years	1,215	893
Capitalized website development	1-3 years	577	548
Computer equipment	3 years	222	138
Work-in-progress	n.a.	—	—
		3,506	3,058
Less: Accumulated depreciation		(1,521)	(338)
Property and equipment, net:		$1,985	$2,720

During the years ended December 31, 2021 and 2020, the Company recorded approximately $1.2 million and $0.3 million, respectively, in depreciation expense.